Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	CHINA MOBILE LTD /ADR/
Entity Central Index Key	0001117795
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	20,475,482,897
Entity Address, Country	CN
ICFR Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	K3
Security Exchange Name	NONE
No Trading Symbol Flag	true
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Beijing, China
Title of 12(g) Security	Ordinary Shares
Entity Address, Address Line One	60th Floor, The Center
Entity Address, Address Line Two	99 Queen’s Road Central
Entity Address, City or Town	Hong Kong
Entity Address, Postal Zip Code	00000
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	1-14696
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	60th Floor, The Center
Entity Address, Address Line Two	99 Queen’s Road Central
Entity Address, City or Town	Hong Kong
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	3121-8888
Contact Personnel Name	Grace Wong
Contact Personnel Fax Number	(852) 2511-9092